Stockholder’s Equity (Details) - Schedule of Stock Options Outstanding, Vested and Expected to Vest and Exercisable - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Stock Options, Outstanding	2,078,986	185,231
Weighted Average Remaining Contractual Life (Years), Outstanding	8 years 10 months 9 days	6 years 11 months 23 days
Weighted- Average Exercise Price, Outstanding	$ 6.25	$ 1.37
Total Aggregate Intrinsic Value, Outstanding	$ 317	$ 980
Number of Stock Options, Vested and expected to vest	2,078,986
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest	8 years 10 months 9 days
Weighted- Average Exercise Price, Vested and expected to vest	$ 6.25
Total Aggregate Intrinsic Value, Vested and expected to vest	$ 317
Number of Stock Options,Exercisable	302,760
Weighted Average Remaining Contractual Life (Years),Exercisable	7 years 5 months 15 days
Weighted- Average Exercise Price, Exercisable	$ 3.79
Total Aggregate Intrinsic Value, Exercisable	$ 317